Annual Total Returns[BarChart] - Small Cap Special Values Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.99%)	14.50%	38.97%	6.97%	(4.22%)	29.84%	11.25%	(13.67%)	28.69%	1.42%